Securities (Tables)	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Amortized Cost and Fair Value of Securities

The amortized cost and fair value of securities with gross unrealized gains and losses are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2013
State, county and municipals	$8,929,482	$-	$(913,751)	$8,015,731
Mortgage-backed securities GSE residential	31,899,441	162	(1,524,992)	30,374,611
Trust preferred securities	365,438	-	-	365,438
Total debt securities	41,194,361	162	(2,438,743)	38,755,780
Equity securities	50,000	-	-	50,000
Total securities	$41,244,361	$162	$(2,438,743)	$38,805,780

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2012
U.S. Government sponsored enterprises (GSEs)	$2,000,000	$5,760	$-	$2,005,760
State, county and municipals	9,345,055	88,501	(125,929)	9,307,627
Mortgage-backed securities GSE residential	30,897,452	114,419	(130,969)	30,880,902
Trust preferred securities	365,438	-	-	365,438
Total debt securities	42,607,945	208,680	(256,898)	42,559,727
Equity securities	50,000	-	-	50,000
Total securities	$42,657,945	$208,680	$(256,898)	$42,609,727

Amortized Cost and Fair Value of Debt Securities by Contractual Maturity

The amortized cost and fair value of debt securities as of December 31, 2013 by contractual maturity are shown below. Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value

Due in one year or less	$-	$-
Due from one to five years	784,321	776,973
Due from five to ten years	2,507,815	2,292,845
Due after ten years	6,002,784	5,311,351
Mortgage-backed securities	31,899,441	30,374,611
	$41,194,361	$38,755,780

Gross Unrealized Losses and Fair Value of Securities

The following table shows the gross unrealized losses and fair value of securities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that securities have been in a continuous unrealized loss position at December 31, 2013 and December 31, 2012.

	Less Than Twelve Months		Twelve Months or More
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Total Unrealized Losses
December 31, 2013
State, county and municipals	$7,260,911	$(875,450)	$754,820	$(38,300)	$(913,750)
Mortgage-backed securities GSE residential	24,789,058	(1,206,048)	5,581,004	(318,945)	(1,524,993)
Total securities	$32,049,969	$(2,081,498)	$6,335,824	$(357,245)	$(2,438,743)

December 31, 2012
State, county and municipals	$6,679,387	$(125,929)	$-	$-	$(125,929)
Mortgage-backed securities GSE residential	17,211,179	(130,969)	-	-	(130,969)
Total securities	$23,890,566	$(256,898)	$-	$-	$(256,898)